Vice Fund Portfolio
Investment Objectives
The Vice Fund Portfolio’s (the “Portfolio”) primary objective is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vice Fund Portfolio
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		0.50%
Other Expenses	[1]	0.40%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		1.86%
Fee Waiver and/or Expense Reimbursement	[2]	(0.10%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.76%
[1]	The Other Expenses are estimates for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Portfolio until April 30, 2014. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the Advisor.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Vice Fund Portfolio	179	575

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher portfolio costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio for the period November 16, 2012 (commencement of operations) through to the fiscal year ended December 31, 2012 was 62%.

Principal Investment Strategies

The Portfolio, a non‑diversified mutual fund, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Portfolio will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Portfolio will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Portfolio is subject.

For cash management purposes, the Portfolio may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities.  These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements. Generally, the Portfolio’s cash allocations will increase as the level of market risk increases or decrease as the level of market risk decreases as determined by the Advisor.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio. The following summarizes the principal risks of the Portfolio.

- the risk that you could lose all or portion of your investment in the Portfolio;

- the risk that certain stocks selected for the Portfolio’s portfolio may decline in value more than the overall stock market;

- the risk that investment strategies employed by the Portfolio’s adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other investments;

- the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

- because the Portfolio is non-diversified (meaning that compared to diversified mutual funds, the Portfolio may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

- because the Portfolio will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Portfolio may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

- the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Portfolio’s investments;

- the risk that the Portfolio may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

- the risk that political, social or economic instability in foreign developed markets may cause the value of the Portfolio’s investments in foreign securities to decline;

- currency-rate fluctuations due to political, social or economic instability may cause the value of the Portfolio’s investments to decline;

- the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Portfolio volatility, as well as direct investment; and

- the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

Performance

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.usamutuals.com or by calling 1-866-447-4228.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2013
Registrant Name	dei_EntityRegistrantName	Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001507748
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2013
Vice Fund Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vice Fund Portfolio’s (the “Portfolio”) primary objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher portfolio costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio for the period November 16, 2012 (commencement of operations) through to the fiscal year ended December 31, 2012 was 62%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio, a non‑diversified mutual fund, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Portfolio will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Portfolio will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Portfolio is subject.

For cash management purposes, the Portfolio may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities.  These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements. Generally, the Portfolio’s cash allocations will increase as the level of market risk increases or decrease as the level of market risk decreases as determined by the Advisor.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio. The following summarizes the principal risks of the Portfolio.

- the risk that you could lose all or portion of your investment in the Portfolio;

- the risk that certain stocks selected for the Portfolio’s portfolio may decline in value more than the overall stock market;

- the risk that investment strategies employed by the Portfolio’s adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other investments;

- the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

- because the Portfolio is non-diversified (meaning that compared to diversified mutual funds, the Portfolio may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

- because the Portfolio will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Portfolio may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

- the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Portfolio’s investments;

- the risk that the Portfolio may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

- the risk that political, social or economic instability in foreign developed markets may cause the value of the Portfolio’s investments in foreign securities to decline;

- currency-rate fluctuations due to political, social or economic instability may cause the value of the Portfolio’s investments to decline;

- the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Portfolio volatility, as well as direct investment; and

- the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.usamutuals.com or by calling 1-866-447-4228.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-447-4228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Vice Fund Portfolio | Vice Fund Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
[1]	The Other Expenses are estimates for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Portfolio until April 30, 2014. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the Advisor.